CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net income	¥ 405,575,533	$ 58,988,513	¥ 142,191,365	¥ 1,991,799,815
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of foreign exchange options	9,720,182	1,413,741	0	0
Change in fair value of interest rate swap	(9,701,051)	(1,410,959)	16,122,313	10,364,075
Change in fair value of warrant liability	0	0	0	(34,937,341)
Share-based compensation charge	29,307,903	4,262,658	64,867,902	203,269,631
Deferred income taxes	(106,925,932)	(15,551,732)	(7,507,742)	22,048,774
Depreciation of property, plant and equipment	802,022,200	116,649,291	600,541,219	449,079,007
Depreciation of project assets	0	0	3,094,909	328,213,389
Amortization of land use rights	11,042,735	1,606,099	8,935,579	7,895,001
Amortization of intangible assets	4,212,569	612,693	3,481,991	3,202,787
Amortization for guarantee liability	(28,243,063)	(4,107,783)	(65,935,450)	(9,641,685)
Inventories provision	220,171,794	32,022,659	313,711,534	439,000,231
Provision/(reversal of provision) for allowance of doubtful accounts	(8,051,386)	(1,171,026)	(111,917,157)	82,676,843
Provision/(reversal of provision) for other receivables	0	0	0	(11,666,061)
Provision for advance to suppliers				799,899
Loss/(Gain) on disposal of property, plant and equipment	48,168,035	7,005,750	(82,411,232)	33,072,876
Amortization of deferred losses related to sales leaseback transactions	36,638,880	5,328,904	14,714,339	0
Gain on disposal of land use right	(315,735)	(45,922)	0	(3,727,161)
Loss on disposal of intangible assets	0	0	1,936,959	1,159,217
Impairment of long-lived assets	14,548,043	2,115,925	0	125,524,021
Equity in (income)/loss of affiliated companies	(2,609,853)	(379,587)	2,055,669	(15,265,937)
Gain on disposal of investment in Jinko Power	0	0	0	(1,007,884,060)
Exchange (gain)/loss, net	9,425,365	1,370,862	(257,070)	(5,017,888)
Investment income				(4,902,527)
Exchange loss/(gain), net	(33,681,095)	(4,898,712)	114,344,622	(183,370,195)
Changes in operating assets and liabilities (net of impact of disposition):
(Increase)/decrease in accounts receivable - third parties	(905,161,935)	(131,650,343)	226,217,542	(2,859,160,553)
Decrease/(increase) in accounts receivable - related parties	1,437,274,337	209,042,882	(698,958,001)	(180,834,464)
(Increase)/decrease in notes receivable - third parties	(439,236,676)	(63,884,325)	181,406,314	(426,101,401)
Decrease in notes receivable - related parties	0	0	0	141,000,000
Increase in advances to suppliers - third parties	(258,143,369)	(37,545,396)	(74,386,502)	(82,394,136)
Decrease in advances to suppliers - related party	0	0	661,788	359,340
Increase in inventories	(1,690,466,292)	(245,868,125)	(114,224,770)	(2,001,046,682)
Increase in project assets, net of incremental revenue (note 2(l))	(1,257,507,244)	(182,896,843)	0	0
(Increase)/decrease in other receivables - related parties	(94,349,636)	(13,722,585)	54,876,832	168,593,218
Increase in prepayments and other current assets	(294,208,927)	(42,790,914)	(695,828,766)	(7,621,260)
Decrease/(increase) in other assets-third parties	24,500,295	3,563,420	(1,276,503)	(182,430,305)
Increase in other assets-related parties	0	0	0	(173,375,586)
Increase in accounts payable - third parties	651,639,945	94,777,099	390,360,108	885,107,922
(Decrease)/increase in accounts payable - related parties	(4,630,853)	(673,530)	5,328,896	(89,639,759)
Increase in accrued payroll and welfare expenses	89,540,563	13,023,135	139,104,426	142,568,241
Increase/(decrease) in advances from - third parties	1,637,949,690	238,229,902	(622,123,401)	170,803,277
(Decrease)/increase in advances from – related parties	(36,489,858)	(5,307,230)	(23,141,546)	60,541,490
Increase/(decrease) in income tax payables	42,460,277	6,175,591	(140,331,831)	62,620,224
(Decrease)/increase in accrued income tax – non - current	(6,041,195)	(878,655)	6,041,195	0
Decrease in derivative liability_interest rate swap	(3,999,336)	(581,679)	0	0
Increase/(decrease) in other payables and accruals - third parties	310,150,424	45,109,513	230,391,245	(9,666,219)
Increase/(decrease) in other payables and accruals - related parties	8,485,112	1,234,108	(63,700,089)	50,870,317
Net cash provided by/(used in) operating activities	614,545,806	89,381,981	(177,092,694)	(1,802,967,740)
Cash flows from investing activities:
Maturity of restricted short-term investments	6,436,613,343	936,166,583	5,901,412,560	2,289,203,055
Maturity of restricted long-term investments	26,092,355	3,794,976	187,863,160	225,572,780
Maturity of short-term investments	602,684,530	87,656,829	260,263,302	45,332,883
Proceeds from disposal of property, plant and equipment	138,135,495	20,090,974	49,391,037	8,999,454
Proceeds from disposal of land use right	0	0	8,600,520	36,095,570
Cash received from call spread	0	0	0	16,941,535
Cash disposed of, net of cash received from related party, for disposal of Jinko Power	0	0	0	(606,102,556)
Cash received from, net of cash disposed of, for disposal of subsidiaries	11,760,083	1,710,433	15,448,469	0
Purchase of property, plant and equipment	(2,421,517,272)	(352,195,080)	(2,178,471,031)	(1,975,362,827)
Cash paid for project assets	(29,889,472)	(4,347,243)	(386,300,595)	(1,956,477,672)
Cash paid for deposits related to construction of solar projects	0	0	0	(161,972,465)
Cash paid for investment in affiliates	0	0	(16,879,589)	0
Cash paid for land use rights	(128,004,864)	(18,617,535)	(27,264,156)	(106,971,456)
Purchase of intangible assets	(13,840,620)	(2,013,035)	(10,864,634)	(7,474,367)
Purchase of restricted short-term investments	(7,257,259,419)	(1,055,524,605)	(5,805,735,118)	(4,462,135,353)
Purchase of restricted long-term investments	(699,599,285)	(101,752,496)	(239,320,678)	(89,037,434)
Purchase of short-term investments	(600,000,000)	(87,266,381)	(191,646,751)	(166,559,593)
Cash paid for call spread	0	0	0	(4,761,603)
Cash disposed of, net of cash received from third parties, for disposal of investment in subsidiaries	0	0	0	(106,712,599)
Cash acquired, net of cash paid to third parties, for the acquisition of subsidiaries	0	0	0	69,606,835
Net cash used in investing activities	(3,934,825,126)	(572,296,580)	(2,433,503,504)	(6,951,815,813)
Cash flows from financing activities:
Cash received from borrowings from sales lease back	147,985,433	21,523,589	600,000,000	0
Repayment of borrowings from sales lease back	(309,827,275)	(45,062,508)	(168,267,236)	0
Proceeds from exercise of share options	44,275,858	6,439,656	69,929,453	21,730,663
Proceeds from issuance of Bonds	0	0	297,900,000	0
Payment of deposit for lease	(10,600,000)	(1,541,706)	(64,920,000)	0
Proceeds from common stock offering	663,235,987	96,463,673	0	0
Capital contributions by non-controlling interests holder	615,000,000	89,448,040	0	0
Proceeds from bank borrowings	14,602,250,496	2,123,809,250	18,288,363,067	21,182,867,659
Repayment of bank borrowings	(12,178,792,295)	(1,771,331,873)	(16,851,550,800)	(13,345,699,597)
Increase in notes payable	399,080,070	58,043,789	875,730,374	2,477,804,347
Repurchase of convertible senior notes	0	0	(422,829,295)	(1,218,706,405)
Repayment of borrowings with embedded warrants	0	0	0	(902,949,503)
Repurchase of warrant	0	0	0	(35,696,581)
Repayment of bonds payable	0	0	0	(800,000,000)
Net cash provided by financing activities	3,972,608,274	577,791,910	2,624,355,563	7,379,350,583
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	68,323,815	9,937,287	(72,586,975)	74,639,667
Net increase/(decrease) in cash, cash equivalents, and restricted cash	720,652,769	104,814,598	(58,827,610)	(1,300,793,303)
Cash balance recorded in held-for-sale assets	0	0	0	1,172,680,711
Cash and cash equivalents, beginning of year	2,761,374,804	401,625,308	2,820,202,414	2,948,315,006
Cash and cash equivalents, end of year	3,482,027,573	506,439,906	2,761,374,804	2,820,202,414
Supplemental disclosure of cash flow information
Cash paid for income tax	27,336,014	3,975,858	189,477,968	250,150,235
Cash paid for interest expenses (net of amounts capitalized)	370,697,228	53,915,676	283,965,214	670,525,723
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in other payables	867,835,949	126,221,504	793,515,334	385,399,199
Purchases of project assets included in other payables	72,467,231	10,539,922	77,809,001	0
Proceeds from exercise of share options received in subsequent period	0	0	39,685,283	6,135,783
Other receivables related to disposition of subsidiaries - related parties	0	0	28,634	0
Other receivables related to disposition of subsidiaries - third party	0	0	169,931,600	185,380,069
Other receivables related to disposal of property, plant and equipment - third party	0	0	111,500,000	0
Change in fair value of derivative forward contracts
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of foreign exchange forward contracts	1,475,360	214,582	4,520,619	(5,096,607)
Capped Call Options [Member]
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value of foreign exchange forward contracts	¥ 0	$ 0	¥ 0	¥ 110,242,492